God Bless America ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Aerospace & Defense - 4.6%
The Boeing Co. (1)	7,508	$1,544,396

Airlines - 1.8%
Southwest Airlines Co.	20,931	625,209

Auto Manufacturers - 8.2%
Tesla, Inc. (1)	13,677	2,789,151

Biotechnology - 4.0%
Amgen, Inc.	6,121	1,350,599

Building Materials - 1.1%
Martin Marietta Materials, Inc.	928	369,381

Chemicals - 2.0%
The Sherwin-Williams Co.	3,001	683,568

Commercial Services - 2.0%
Cintas Corp.	1,441	680,354

Cosmetics & Personal Care - 1.9%
Colgate-Palmolive Co.	8,816	655,734

Distribution & Wholesale - 2.8%
Copart, Inc. (1)	11,014	964,716

Diversified Financial Services - 8.0%
The Charles Schwab Corp.	51,408	2,708,687

Electric - 3.1%
Dominion Energy, Inc.	6,875	345,675
NextEra Energy, Inc.	4,681	343,866
Xcel Energy, Inc.	5,324	347,604
		1,037,145
Environmental Control - 3.8%
Waste Management, Inc.	7,898	1,278,844

Food - 4.0%
General Mills, Inc.	4,083	343,625
Mondelez International, Inc.	9,434	692,550
Tyson Foods, Inc. - Class A	6,527	330,527
		1,366,702
Healthcare - Products - 4.6%
Danaher Corp.	6,738	1,547,180

Healthcare - Services - 4.5%
HCA Healthcare, Inc.	5,839	1,542,605

Home Builders - 1.1%
D.R. Horton, Inc.	3,392	362,401

Insurance - 3.5%
The Allstate Corp.	10,860	1,177,767

Iron & Steel - 1.2%
Nucor Corp.	3,214	424,441

Media - 3.9%
Charter Communications, Inc. - Class A (1)	4,094	1,335,258

Mining - 0.8%
Newmont Corp.	6,328	256,600

Oil & Gas - 2.0%
EOG Resources, Inc.	3,162	339,251
Occidental Petroleum Corp.	5,868	338,349
		677,600
Oil & Gas Services - 2.9%
Schlumberger NV	23,265	996,440

Real Estate Investment Trusts (REITs) - 2.0%
Prologis, Inc.	2,740	341,267
Public Storage	1,180	334,294
		675,561
Retail - 5.5%
Costco Wholesale Corp.	3,008	1,538,773
Dollar General Corp.	1,682	338,233
		1,877,006
Semiconductors - 10.0%
Broadcom, Inc.	1,032	833,815
NVIDIA Corp.	6,785	2,567,037
		3,400,852
Software - 8.1%
Electronic Arts, Inc.	8,209	1,050,752
MicroStrategy, Inc. - Class A (1)	4,464	1,346,476
Paychex, Inc.	3,185	334,202
		2,731,430
Transportation - 2.3%
CSX Corp.	25,076	769,081

Total Common Stocks
(Cost $30,143,439)		33,828,708

Short-Term Investments - 0.6%
Money Market Fund - 0.6%
First American Government Obligations Fund 4.968% (2)	216,912	216,912
Total Short-Term Investments
(Cost $216,912)		216,912

Total Investments in Securities - 100.3%
(Cost $30,360,351)		34,045,620
Liabilities in Excess of Other Assets - (0.3)%		(117,816)
Total Net Assets - 100.0%		$33,927,804

(1) Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The God Bless America ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$33,828,708	$–	$–	$33,828,708
Short-Term Investments	216,912	–	–	216,912
Total Investments in Securities	$34,045,620	$–	$–	$34,045,620

(1) See Schedule of Investment for the industry breakout.